SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Translation differences	$ (66)	$ 273
Total	9,506	5,041
Less: current portion	(9,237)	(4,799)
Research and development tax credits receivable, net	269	242
Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credits	8,684	4,315
Revenue Commissioners, Ireland [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credits	279	453
Tax Authority, Spain [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credits	$ 609